DNP SELECT INCOME FUND INC.

SCHEDULE OF INVESTMENTS

January 31, 2023

(Unaudited)

Shares	Description	Value

COMMON STOCKS & MLP INTERESTS - 113.1%

	ELECTRIC, GAS AND WATER - 76.4%
1,836,310	Alliant Energy Corp. (a)	$99,215,829
1,231,400	Ameren Corp. (a)(b)	106,971,718
1,124,440	American Electric Power Co., Inc. (a)	105,652,382
386,275	American Water Works Co. (a)	60,448,175
794,750	Atmos Energy Corp. (a)	93,414,915
389,700	Black Hills Corp.	28,206,486
3,888,870	CenterPoint Energy, Inc. (a)	117,132,764
1,567,530	CMS Energy Corp. (a)	99,052,221
1,332,980	Dominion Energy, Inc. (a)(b)	84,830,847
499,250	DTE Energy Co. (a)(b)	58,097,723
6,934,037	EDP-Energias de Portugal, S.A. (Portugal)	34,324,903
1,530,055	Emera Inc. (Canada)	60,750,413
5,332,200	Enel S.p.A. (Italy)	31,219,404
494,520	Entergy Corp. (a)	53,546,626
1,474,910	Essential Utilities, Inc. (a)	68,922,544
1,073,456	Evergy, Inc. (a)(b)	67,252,018
1,243,820	Eversource Energy (a)	102,403,701
1,138,500	FirstEnergy Corp. (a)	46,621,575
981,900	Fortis Inc. (Canada)	40,229,680
3,539,400	Iberdrola, S.A. (Spain)	41,303,315
3,389,100	National Grid plc (United Kingdom)	42,766,380
875,590	New Jersey Resources Corp. (a)	43,709,453
1,066,775	NextEra Energy, Inc. (a)	79,613,418
650,910	Nextera Energy Partners, LP	47,711,703
2,499,280	NiSource Inc. (a)	69,355,020
800,000	Northwest Natural Holding Co.	40,112,000
2,005,300	OGE Energy Corp. (a)	78,848,396
576,000	ONE Gas, Inc. (a)(b)	47,439,360
2,106,700	PG&E Corp.*	33,496,530
810,450	Pinnacle West Capital Corp. (a)	60,419,047
1,553,650	Public Service Enterprise Group Inc. (a)(b)	96,217,545
728,850	Sempra Energy (a)	116,856,520
1,243,595	Southern Co. (a)	84,166,510
776,340	Spire Inc. (a)(b)	56,067,275
975,980	WEC Energy Group, Inc. (a)	91,732,360
1,490,150	Xcel Energy Inc. (a)	102,477,615

		2,490,586,371

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2023

(Unaudited)

Shares	Description	Value

	OIL & GAS STORAGE, TRANSPORTATION AND PRODUCTION - 21.6%
521,000	Cheniere Energy, Inc.	$79,603,590
216,000	DCP Midstream LP	9,080,640
280,000	DT Midstream Inc.	15,304,800
890,945	Enbridge Inc. (Canada)	36,502,017
4,750,062	Energy Transfer Equity LP	63,080,823
800,000	EnLink Midstream, LLC	10,176,000
1,631,000	Enterprise Products Partners LP	41,753,600
148,280	Enviva Inc.	6,743,774
515,000	Golar LNG Limited* (Bermuda)	12,071,600
545,000	Hess Midstream LP Class A	16,829,600
850,000	Keyera Corp. (Canada)	19,333,383
1,425,026	Kinder Morgan, Inc. (a)	26,077,976
247,090	Magellan Midstream Partners LP	13,194,606
85,500	Marathon Petroleum Corp.	10,988,460
1,303,852	MPLX LP	45,530,512
317,391	New Fortress Energy Inc.	12,311,597
402,150	ONEOK, Inc.	27,539,232
1,241,600	Pembina Pipeline Corp. (Canada)	43,928,457
2,439,900	Plains All American Pipeline, LP	30,401,154
891,120	Targa Resources Corp.	66,851,822
766,000	TC Energy Corp. (Canada) (a)	33,045,240
81,000	Valero Energy Corp.	11,342,430
809,000	Western Midstream Partners, LP	21,859,180
1,523,500	The Williams Companies, Inc.	49,117,640

		702,668,133

	TELECOMMUNICATIONS - 15.1%
289,000	American Tower Corp. (a)	64,559,710
2,290,700	AT&T Inc.	46,661,559
1,065,865	BCE Inc. (Canada) (a)	50,415,414
730,050	Cellnex Telecom SA (Spain)	28,448,140
1,089,400	Comcast Corp. Class A (a)(b)	42,867,890
613,955	Crown Castle International Corp. (a)(b)	90,932,875
70,905	Equinix, Inc.	52,337,108
2,349,500	Telus Corp. (Canada)	50,481,631
1,339,489	Verizon Communications Inc. (a)(b)	55,682,558
782,200	Vodafone Group Plc ADR (United Kingdom)	9,057,876

		491,444,761

	Total Common Stocks & MLP Interests
	(Cost $2,795,552,743)	3,684,699,265

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2023

(Unaudited)

Par Value	Description	Value

BONDS - 18.3%

	ELECTRIC, GAS AND WATER - 9.5%
$18,500,000	American Water Capital Corp.
	3.40%, 3/01/25 (a)(b)	$18,056,516
22,000,000	Arizona Public Service Co.
	6 7/8%, 8/01/36 (a)(b)	24,660,648
10,000,000	Atlantic City Electric
	3 3/8%, 9/01/24 (a)	9,752,246
10,000,000	Berkshire Hathaway Inc.
	8.48%, 9/15/28 (a)(b)	11,893,114
9,000,000	CMS Energy Corp.
	3.45%, 8/15/27 (a)(b)	8,517,375
5,000,000	Connecticut Light & Power Co.
	3.20%, 3/15/27	4,806,978
10,000,000	DPL Capital Trust II
	8 1/8%, 9/01/31	9,140,200
6,400,000	DTE Electric Co.
	3.65%, 3/15/24	6,318,909
5,000,000	Duke Energy Corp.
	3 3/4%, 4/15/24 (a)(b)	4,934,989
10,000,000	Duke Energy Corp.
	3.15%, 8/15/27	9,418,240
5,000,000	Duke Energy Ohio, Inc.
	3.65%, 2/1/29 (a)(b)	4,782,852
8,000,000	Edison International
	4.70%, 8/15/25 (a)(b)	7,885,220
5,600,000	Edison International
	4 1/8%, 3/15/28	5,325,889
9,500,000	Entergy Louisiana, LLC
	5.40%, 11/01/24	9,669,621
9,970,000	Entergy Louisiana, LLC
	4.44%, 1/15/26 (a)(b)	9,825,169
7,000,000	Entergy Louisiana, LLC
	3.12%, 9/01/27 (a)	6,598,479
4,000,000	Entergy Texas, Inc.
	4.00%, 3/30/29	3,865,745
4,000,000	Essential Utilities, Inc.
	3.57%, 5/01/29 (a)(b)	3,726,614

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2023

(Unaudited)

Par Value	Description	Value

$10,000,000	Eversource Energy
	4 1/4%, 4/01/29	$9,723,177
6,000,000	Exelon Corp.
	3.60%, 3/15/24 (a)(b)	5,924,253
15,000,000	Florida Power & Light Co.
	3 1/4%, 6/01/24 (a)(b)	14,728,264
18,000,000	Interstate Power & Light
	3 1/4%, 12/01/24 (a)(b)	17,507,284
5,000,000	Nextera Energy Capital
	4.45% 6/20/25 (a)	4,971,654
19,000,000	NiSource Finance Corp.
	3.49%, 5/15/27	18,245,570
5,000,000	Ohio Power Co.
	6.60%, 2/15/33	5,568,449
10,000,000	Public Service Electric
	3 3/4%, 3/15/24 (a)(b)	9,853,783
5,000,000	Public Service Electric
	3.00%, 5/15/25	4,826,607
10,000,000	Public Service Electric
	3.00%, 5/15/27	9,515,016
5,000,000	Public Service New Mexico
	3.85%, 8/01/25	4,833,531
6,000,000	Southern California Gas Co.
	3.15%, 9/15/24 (a)(b)	5,845,777
16,300,000	Southern Power Co.
	4.15%, 12/01/25 (a)(b)	16,062,614
8,500,000	Virginia Electric & Power Co.
	3 1/2%, 3/15/27 (a)(b)	8,206,080
4,000,000	Virginia Electric & Power Co.
	2 7/8%, 7/15/29	3,632,166
2,880,000	Wisconsin Energy Corp.
	3.55%, 6/15/25 (a)(b)	2,777,843
9,000,000	Xcel Energy Inc.
	3.35%, 12/01/26 (a)(b)	8,601,728

		310,002,600

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2023

(Unaudited)

Par Value	Description	Value

	OIL & GAS STORAGE, TRANSPORTATION AND PRODUCTION - 5.8%
$4,000,000	Conoco Inc.
	6.95%, 4/15/29 (a)(b)	$4,533,325
20,000,000	Enbridge Inc. (Canada)
	4 1/4%, 12/01/26 (a)(b)	19,600,484
6,488,000	Energy Transfer Partners
	7.60%, 2/01/24	6,602,912
5,000,000	Energy Transfer Partners
	9.00%, 11/1/24	5,224,108
3,000,000	Energy Transfer Partners
	4.05%, 3/15/25 (a)(b)	2,941,993
8,850,000	Energy Transfer Partners
	8 1/4%, 11/15/29	10,166,111
13,500,000	Enterprise Products Operating LP
	3.35%, 3/15/23	13,476,595
6,000,000	Enterprise Products Operating LP
	3 1/8%, 7/31/29	5,484,265
5,000,000	Kinder Morgan Energy Partners, LP
	3 1/2%, 9/01/23 (a)(b)	4,966,613
5,000,000	Kinder Morgan Energy Partners, LP
	7 3/4%, 3/15/32 (a)(b)	5,754,354
10,000,000	Kinder Morgan Energy Partners, LP
	5.80%, 3/15/35	10,272,941
11,000,000	Magellan Midstream Partners, LP
	5.00%, 3/1/26 (a)(b)	11,063,178
11,000,000	ONEOK, Inc.
	6.00%, 6/15/35	11,035,380
7,500,000	ONEOK Partners, LP
	4.90%, 3/15/25 (a)(b)	7,472,850
16,000,000	Phillips 66
	3.90%, 3/15/28 (a)(b)	15,584,138
10,000,000	Plains All American Pipeline, LP
	4.65%, 10/15/25	9,901,071
20,000,000	Targa Resource Partners
	6 1/2%, 7/15/27 (a)(b)	20,494,700
13,500,000	Valero Energy Partners LP
	4 1/2%, 3/15/28 (a)(b)	13,402,603
6,000,000	Williams Partners LP
	4.30%, 3/04/24 (a)(b)	5,946,779
5,000,000	Williams Partners LP
	4.55%, 6/24/24	4,991,843

		188,916,243

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2023

(Unaudited)

Par Value	Description	Value

	TELECOMMUNICATIONS - 3.0%
$4,500,000	American Tower Corp.
	5.00%, 2/15/24	$4,498,779
8,000,000	AT&T Inc.
	2.30%, 6/01/27 (a)(b)	7,316,597
5,900,000	Comcast Corp.
	7.05%, 3/15/33	7,040,589
5,000,000	Comcast Corp.
	7 1/8%, 2/15/28	5,563,577
17,000,000	Crown Castle International Corp.
	4.45%, 2/15/26	16,803,571
4,000,000	Digital Realty Trust, Inc.
	3.60%, 7/01/29	3,679,875
15,000,000	Koninklijke KPN NV (Netherlands)
	8 3/8%, 10/01/30 (a)(b)	17,697,514
10,000,000	Telus Corp.
	2.80% 2/16/27 (a)(b)	9,382,483
15,500,000	Verizon Global Funding Corp.
	7 3/4%, 12/01/30	18,328,576
7,500,000	Vodafone Group Plc (United Kingdom)
	7 7/8%, 2/15/30	8,763,909

		99,075,470

	Total Bonds
	(Cost $610,010,138)	597,994,313

SHORT-TERM INVESTMENTS - 1.4%

	U.S. TREASURY BILLS - 1.4%
23,000,000	4.17%, 2/09/23 (c)	22,978,585
23,000,000	4.18%, 3/07/23 (c)	22,902,165

	Total Short-Term Investments
	(Cost $45,890,452)	45,880,750

	TOTAL INVESTMENTS - 132.8%
	(Cost $3,451,453,333)	$4,328,574,328

	Secured borrowings - (18.4)%	(598,000,000)
	Secured notes - (9.2)%	(300,000,000)
	Mandatory Redeemable Preferred Shares at liquidation value - (6.3)%	(207,000,000)
	Other assets less other liabilities - 1.1%	35,116,880

	NET ASSETS APPLICABLE TO COMMON STOCK - 100.0%	$3,258,691,208

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2023

(Unaudited)

(a)	All or a portion of this security has been pledged as collateral for borrowings and made available for loan
(b)	All or a portion of this security has been loaned
(c)	Rate shown represents yield-to-maturity
*	Non-income producing

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

Note 1. Investment Valuation

The Fund’s investments are carried at fair value which is defined as the price that the Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements contained in its annual report. The following is a summary of the inputs used to value each of the Fund’s investments at January 31, 2023:

	Level 1	Level 2
Common Stocks & MLP Interests	$3,684,699,265	—
Bonds	—	$597,994,313
Short-Term Investments	—	45,880,750
Total	$3,684,699,265	$643,875,063

There were no Level 3 priced securities held and there were no transfers into or out of Level 3.

Other information regarding the Fund is available on the Fund’s website at www.dpimc.com/dnp or the Securities and Exchange Commission’s website at www.sec.gov.